Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of the Provision for Income Taxes

The components of the provision for income taxes for the years ended December 31, 2025, 2024, and 2023 consisted of the following:

	For the Year Ended December 31,
	2025	2024	2023
Current:
Taiwan	$-	$34,957	$21,530
Total current	-	34,957	21,530
Deferred:
Taiwan	-	-	-
Total deferred	-	-	-
Total income tax expense	$-	$34,957	$21,530

Schedule of Reconciliations of the Statutory Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	2025	2024	2023
Statutory income tax rate	20.00%	(20.00)%	20.00%
Effect on tax rates in different tax jurisdiction	(5.53)%	4.48%	4.38%
Temporary differences	(6.83)%	33.78%	(13.09)%
Valuation allowance	(7.64)%	0.01%	-%
Effective income tax rate	-%	18.27%	11.28%

Schedule of Components Deferred Tax Assets

Significant components of the Company’s deferred tax assets at December 31, 2025, 2024 and 2023 are shown below:

	For the Year Ended December 31,
	2025	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$11,820	$-	$-
Operating lease liabilities	2,635	19,924	39,289
Accrued expenses	17,015	6,482	5,378
Total deferred tax assets	31,470	26,406	44,667
Less: Valuation allowance	(28,850)	(6,540)	(5,512)
Deferred tax liabilities
Operating lease right-of-use assets	(2,619)	(19,866)	(39,155)

Net deferred tax assets	-	-	-